INVESTMENTS, DEBT AND DERIVATIVES - Impact of hedge accounting on equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	$ 2,220	$ 2,775	$ 3,947
Other	(1)	(53)	(41)
Equity at end of period	1,013	2,220	2,775
Foreign currency translation reserve
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	(8,312)	(8,416)	(7,667)
Foreign currency revaluation of the foreign operations and other	(615)	332
Effective portion of foreign currency revaluation of the hedging instruments	178	(228)
Change in fair value of foreign currency basis spreads	0	0
Amortization of time-period related foreign currency basis spreads	0	0
Other	(26)	(1)	(13)
Equity at end of period	(8,775)	(8,312)	(8,416)
Cost of hedging reserve
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	9	5
Foreign currency revaluation of the foreign operations and other	0	0
Effective portion of foreign currency revaluation of the hedging instruments	0	0
Change in fair value of foreign currency basis spreads	7	23
Amortization of time-period related foreign currency basis spreads	(15)	(19)
Other	0
Equity at end of period	$ 1	$ 9	$ 5